Submission	Mar. 05, 2026
Submission [Line Items]
Central Index Key	0001736730
Registrant Name	CAMP4 Therapeutics Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A